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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mendon Capital Advisors Corp.
                 -------------------------------
   Address:      150 Allens Creek Road
                 -------------------------------
                 Rochester, NY  14618
                 -------------------------------

Form 13F File Number: 028-10662
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Anton Schutz
         -------------------------------
Title:   President
         -------------------------------
Phone:   585-770-1770
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ Anton Schutz            Rochester, NY  14618   August 11, 2010
   -------------------------------   --------------------   ---------------
           [Signature]                   [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 133
                                        --------------------

Form 13F Information Table Value Total: $ 301,396
                                        --------------------
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number      Name

    01        028-02744                 Burnham Asset Management Corp.
    ------        -----------------     ---------------------------------

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
           ITEM 1                 ITEM 2    ITEM 3  ITEM 4       ITEM 5      ITEM 6  ITEM 7       ITEM 8
-------------------------------- -------- --------- ------- ---------------- ------- ------ -------------------
                                 TITLE OF            VALUE   SH/PRN SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
           ISSUER                 CLASS     CUSIP   (x1000)  AMOUNT PRN CALL DISCRTN  MGRS   SOLE   SHARED NONE
INVESCO LTD                        COM    G491BT108     842   50000           OTHER   01      50000   0     0
LAZARD LTD                         SHS    G54050102    2671  100000           OTHER   01     100000   0     0
ALLIANCE FINANCIAL CORP NY         COM    019205103     348   12500           SOLE            12500   0     0
ALLIANCE FINANCIAL CORP NY         COM    019205103    1043   37500           OTHER   01      37500   0     0
AMERIS BANCORP                     COM    03076K108     461   47726           OTHER   01      47726   0     0
BANCORP RHODE ISLAND INC           COM    059690107     393   15000           SOLE            15000   0     0
BANCORP RHODE ISLAND INC           COM    059690107    2044   78044           OTHER   01      78044   0     0
BANK OF AMERICA CORPORATION        COM    060505104    1796  125000           OTHER   01     125000   0     0
BANK OF NEW YORK MELLON CORP       COM    064058100     494   20000           SOLE            20000   0     0
BANK OF NEW YORK MELLON CORP       COM    064058100    3457  140000           OTHER   01     140000   0     0
BANK OF NEW YORK MELLON CORP       COM    064058100     123    5000           OTHER            5000   0     0
BAR HARBOUR BANKSHARES             COM    066849100     415   16600           SOLE            16600   0     0
BAR HARBOUR BANKSHARES             COM    066849100     424   17000           OTHER   01      17000   0     0
BEACON FED BANCORP                 COM    073582108     522   58564           SOLE            58564   0     0
BEACON FED BANCORP                 COM    073582108    2310  259001           OTHER   01     259001   0     0
BENEFICIAL MUTUAL BANCORP INC      COM    08173R104     237   24000           SOLE            24000   0     0
BENEFICIAL MUTUAL BANCORP INC      COM    08173R104     731   74000           OTHER   01      74000   0     0
BENEFICIAL MUTUAL BANCORP INC      COM    08173R104     119   12000           OTHER           12000   0     0
BERKSHIRE HILLS BANCORP            COM    084680107     244   12500           OTHER   01      12500   0     0
BOSTON PRIVATE FINL HOLDINGS INC   COM    101119105     287   44620           OTHER   01      44620   0     0
BRYN MAWR BANK                     COM    117665109     965   57500           OTHER   01      57500   0     0
CAPITAL BK CORP                    COM    139793103     163   50000           SOLE            50000   0     0
CAPITAL BK CORP                    COM    139793103      33   10000           OTHER   01      10000   0     0
CENTERSTATE BANKS                  COM    15201P109    2010  199250           SOLE           199250   0     0
CENTERSTATE BANKS                  COM    15201P109    7292  722750           OTHER   01     722750   0     0
CENTERSTATE BANKS                  COM    15201P109      51    5100           OTHER            5100   0     0
CHICOPEE BANCORP                   COM    168565109     727   62073           SOLE            62073   0     0
CHICOPEE BANCORP                   COM    168565109     591   50500           OTHER   01      50500   0     0
CHIMERA INVESTMENT CORP            COM    16934Q109     469  130000           SOLE           130000   0     0
CHIMERA INVESTMENT CORP            COM    16934Q109    4584 1270000           OTHER   01    1270000   0     0
CITIGROUP INC                      COM    172967101    3760 1000000           OTHER   01    1000000   0     0
CITIZENS SOUTH BKG CP DEL          COM    176682102    2487  404515           SOLE           404515   0     0
CITIZENS SOUTH BKG CP DEL          COM    176682102    3867  628742           OTHER   01     628742   0     0
CNB FINL CORP PA                   COM    126128107     685   62350           OTHER   01      62350   0     0
CNB FINL CORP PA                   COM    126128107     165   15000           OTHER   01      15000   0     0
COLUMBIA BKG SYS INC               COM    197236102     365   20000           SOLE            20000   0     0
COLUMBIA BKG SYS INC               COM    197236102    2052  112400           OTHER   01     112400   0     0
COLUMBIA BKG SYS INC               COM    197236102     228   12500           OTHER           12500   0     0
COMERICA INC                       COM    200340107    1657   45000           OTHER   01      45000   0     0
CONNECTICUT BK&TR CO HART NE       COM    207546102     609  103630           SOLE           103630   0     0
CONNECTICUT BK&TR CO HART NE       COM    207546102     773  131474           OTHER   01     131474   0     0
COWEN HOLDINGS GROUP INC           CL A   223622101    1837  448053           SOLE           448053   0     0
COWEN HOLDINGS GROUP INC           CL A   223622101    7105 1732994           OTHER   01    1732994   0     0
CYPRESS SHARPRIDGE INVTS INC       COM    23281A307    2152  170000           OTHER   01     170000   0     0
FIRST CALIFORNIA FINANCIAL         COM    319395109     404  150000           SOLE           150000   0     0
FIRST CALIFORNIA FINANCIAL         COM    319395109    2576  957600           OTHER   01     957600   0     0
FIRST CALIFORNIA FINANCIAL         COM    319395109     183   68000           OTHER           68000   0     0
FIRST HORIZON NATIONAL CORP        COM    320517105     580   50646           SOLE            50646   0     0
FIRST HORIZON NATIONAL CORP        COM    320517105    3102  270919           OTHER   01     270919   0     0
FIRST UNITED BANCORP INC FLA       COM    33740N105    2275  309150           SOLE           309150   0     0
FIRST UNITED BANCORP INC FLA       COM    33740N105    7795 1059150           OTHER   01    1059150   0     0
FIRST UNITED BANCORP INC FLA       COM    33740N105     117   15849           OTHER           15849   0     0
FIRSTMERIT CORP                    COM    337915102    1425   83200           SOLE            83200   0     0
FIRSTMERIT CORP                    COM    337915102    7517  438800           OTHER   01     438800   0     0
FIRSTMERIT CORP                    COM    337915102     257   15000           OTHER           15000   0     0
FLAGSTAR BANCORP INC               COM    337930507     157   50000           SOLE            50000   0     0
FLAGSTAR BANCORP INC               COM    337930507     753  240000           OTHER   01     240000   0     0
GLEACHER & CO INC                  COM    377341102     191   75000           OTHER   01      75000   0     0
GUARANTY BANCORP                   COM    40075t102     545  514446           OTHER   01     514446   0     0

HILLTOP HOLDINGS INC               COM    432748101     997   99575           SOLE            99575   0     0
HILLTOP HOLDINGS INC               COM    432748101    3324  332054           OTHER   01     332054   0     0
HILLTOP HOLDINGS INC               COM    432748101     100   10000           OTHER   01      10000   0     0
HORIZON BANCORP                    COM    440407104      85    4000           OTHER            4000   0     0
HUDSON CITY BANCORP                COM    443683107     919   75000           OTHER   01      75000   0     0
IBERIA BANK CORP                   COM    450828108     852   16550           OTHER   01      16550   0     0
IBERIA BANK CORP                   COM    450828108      62    2100           OTHER   01       2100   0     0
INVESCO MORTGAGE CAPITAL           COM    46131B100    1601   80000           SOLE            80000   0     0
INVESCO MORTGAGE CAPITAL           COM    46131B100   15470  793120           OTHER   01     793120   0     0
INVESTORS BANCORP                  COM    46146P102    1050   80000           SOLE            80000   0     0
INVESTORS BANCORP                  COM    46146P102    5162  393500           OTHER   01     393500   0     0
JP MORGAN CHASE & CO               COM    46625H100     915   25000           OTHER   01      25000   0     0
KEYCORP                            COM    493267108     961  125000           OTHER   01     125000   0     0
MAJESTIC CAPITAL LTD               SHS    G5760d103     111  394494           SOLE           394494   0     0
MAJESTIC CAPITAL LTD               SHS    G5760d103     136  486936           OTHER   01     486936   0     0
MB FINANCIAL INC                   COM    55264U108     460   25000           OTHER   01      25000   0     0
MERIDIAN INTERSTATE BANCORP        COM    58964Q104     273   25000           SOLE            25000   0     0
MERIDIAN INTERSTATE BANCORP        COM    58964Q104     545   50000           OTHER   01      50000   0     0
MIDSOUTH BANCORP                   COM    598039105     192   15000           SOLE            15000   0     0
MIDSOUTH BANCORP                   COM    598039105     192   15000           OTHER   01      15000   0     0
MIDSOUTH BANCORP                   COM    598039105     128   10000           OTHER           10000   0     0
MORGAN STANLEY                     COM    617446448    1741   75000           OTHER   01      75000   0     0
NEWALLIANCE BANCSHARES INC         COM    650203102     561   50000           OTHER   01      50000   0     0
NEW YORK CMNTY BANCORP INC         COM    649445103    2901  190000           OTHER   01     190000   0     0
NORTHWEST BANCORP                  COM    667340103    5162  450000           OTHER   01     450000   0     0
OMNIAMERICAN BANCORP               COM    68216R107     677   60000           OTHER   01      60000   0     0
ORIENTAL FINL GROUP                COM    68618W100    1747  138000           SOLE           138000   0     0
ORIENTAL FINL GROUP                COM    68618W100    6816  538400           OTHER   01     538400   0     0
ORITANI FINL CORP                  COM    686323106     388   38800           SOLE            38800   0     0
ORITANI FINL CORP                  COM    686323106    1552  155200           OTHER   01     155200   0     0
ORITANI FINL CORP                  COM    686323106   60000    6000           OTHER            6000   0     0
PACIFIC CONTINENTAL CORP           COM    69412V108      95   10000           OTHER   01      10000   0     0
PARKVALE FINL CORP                 COM    701492100     143   17024           OTHER   01      17024   0     0
PACWEST BANCORP DEL                COM    695263103     285   12500           OTHER   01      12500   0     0
PENNYMAC MTG INV TR                COM    70931T103    2019  127000           SOLE           127000   0     0
PENNYMAC MTG INV TR                COM    70931T103    9027  567736           OTHER   01     567736   0     0
PEOPLES UNITED FINANCIAL INC       COM    712704105    3848  285000           OTHER   01     285000   0     0
PEOPLES UNITED FINANCIAL INC       COM    712704105     101    7500           OTHER            7500   0     0
PMI GROUP INC                      COM    69344M101     780  270000           SOLE           270000   0     0
PMI GROUP INC                      COM    69344M101    3121 1080000           OTHER   01    1080000   0     0
PNC FINL SVCS GROUP INC            COM    693475105    3108   55000           SOLE            55000   0     0
POPULAR INC                        COM    733174106     683  254666           SOLE           254666   0     0
POPULAR INC                        COM    733174106    3486 1300666           OTHER   01    1300666   0     0
POPULAR INC                        COM    733174106     114   42663           OTHER           42663   0     0
PORTER BANCORP INC                 COM    736233107    1566  124076           SOLE           124076   0     0
PORTER BANCORP INC                 COM    736233107    6193  490728           OTHER   01     490728   0     0
RADIAN GROUP                       COM    750236101     507   70000           SOLE            70000   0     0
RADIAN GROUP                       COM    750236101    2027  280000           OTHER   01     280000   0     0
ROME BANCORP INC                   COM    77587P103    1776  189753           SOLE           189753   0     0
ROME BANCORP INC                   COM    77587P103     267   28522           OTHER   01      28522   0     0
SEACOST BANK CORP FLA              COM    811707306     458  344138           SOLE           344138   0     0
SEACOST BANK CORP FLA              COM    811707306    2258 1697931           OTHER   01    1697931   0     0
STATE STREET CORP                  COM    857477103    2537   75000           OTHER   01      75000   0     0
STERLING BANCORP                   COM    859158107     900  100000           OTHER   01     100000   0     0
TFS FINANCIAL CORP                 COM    87240R107     310   25000           SOLE            25000   0     0
TFS FINANCIAL CORP                 COM    87240R107   12844 1034975           OTHER   01    1034975   0     0
TWO HARBORS INVT CORP              COM    90187B101    2705  327914           SOLE           327914   0     0
TWO HARBORS INVT CORP              COM    90187B101    9831 1191652           OTHER   01    1191652   0     0
UNITED CMNTY BKS BLAIRSVILLE     CAP STK  90984P105     593  150000           SOLE           150000   0     0
UNITED CMNTY BKS BLAIRSVILLE     CAP STK  90984P105    5924 1499866           OTHER   01    1499866   0     0
UNITED WESTERN BANCORP             COM    913201109     160  200000           SOLE           200000   0     0
UNITED WESTERN BANCORP             COM    913201109    1240 1550170           OTHER   01    1550170   0     0
UNITED WESTERN BANCORP             COM    913201109      15   19000           OTHER           19000   0     0
US BANCORP                         COM    902973304    2235  100000           OTHER   01     100000   0     0
UMPQUA HOLDINGS                    COM    904214103     230   20000           SOLE            20000   0     0
UMPQUA HOLDINGS                    COM    904214103    1263  110000           OTHER   01     110000   0     0

UMPQUA HOLDINGS                    COM    904214103     103    9000           OTHER            9000   0     0
VIEWPOINT FINL GROUP               COM    926727108    1879  180000           SOLE           180000   0     0
VIEWPOINT FINL GROUP               COM    926727108    6133  620000           OTHER   01     620000   0     0
WASHINGTON BKG CO OAK HBR WA       COM    937303105     640   50000           OTHER   01      50000   0     0
WASHINGTON FEDERAL INC             COM    938824109     162   10000           SOLE            10000   0     0
WASHINGTON FEDERAL INC             COM    938824109    1860  115000           OTHER   01     115000   0     0
WASHINGTON FEDERAL INC             COM    938824109     146    9000           OTHER            9000   0     0
WELLS FARGO                        COM    949746101    1280   50000           OTHER   01      50000   0     0